REVENUES AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule revenues by product

	December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Sale of sugar	116,443	86,599	127,676
Sale of rice	26,440	18,680	34,080
Sale of oils and fats products	47,623	26,642	22,421
Sale of others	218	448	40
	190,724	132,369	184,217

Schedule of information by geographic region

	For the year ended December 31, 2025
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue	127,676	34,080	22,421	40	184,217
Gross Profit/(Loss)	916	1,423	549	(20)	2,868

The following table presents summary information by geographic region for the fiscal years ended December 31, 2023, 2024 and 2025, respectively.

	For the year ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Africa	80,637	68,448	110,478
China	17,731	11,957	37,118
Indonesia	22,502	12,672	2
Vietnam	9,109	6,999	1,060
Philippines	19,372	2,850	2,832
Thailand	13,119	12,989	7,662
Singapore	18,889	10,105	10,259
Other countries	9,365	6,349	14,806
Total	190,724	132,369	184,217

Schedule of information by geographic region

	For the year ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Africa	80,637	68,448	110,478
China	17,731	11,957	37,118
Indonesia	22,502	12,672	2
Vietnam	9,109	6,999	1,060
Philippines	19,372	2,850	2,832
Thailand	13,119	12,989	7,662
Singapore	18,889	10,105	10,259
Other countries	9,365	6,349	14,806
Total	190,724	132,369	184,217

Schedule of revenue by timing

	For the year ended December 31, 2025
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Timing of revenue recognition:
Point in time	127,676	34,080	22,421	40	184,217